Advance from customers	12 Months Ended
Dec. 31, 2015
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Advance from customers

17.Advance from customers

The Group requires its customers to make deposits before sale of PV projects. Such payments are recorded as advances from customers in the Group’s consolidated financial statements, until the sales completed.

The balance as at December 31, 2015 consists of the advances received from the buyers of Mountain Creek project of $14,291 (2014:$14,291) (See Note 9—Project Assets), Sukagawa project of $2,494 (2014: nil) (See Note 9—Project Assets) and others of $2,908 (2014: $3,399).